Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Convertible Note Derivatives

The Convertible Note derivatives were valued as of December 31, 2020, issuance, conversion and March 31, 2021 as set forth in the table below.

Derivative liabilities as of December 31, 2020	$517,366
Initial derivative liabilities at new note issuance	2,719,439
Initial loss	(0)
Conversion	(763,241)
Mark to market changes	(433,181)

Derivative liabilities as of March 31, 2021	$2,040,383

The Convertible Note derivatives were valued as of December 31, 2019, issuance, conversion and December 31, 2020 as set forth in the table below.

Derivative liabilities as of December 31, 2019	$458,745
Initial derivative liabilities at new note issuance	895,204
Initial loss	(36,607)
Conversion	(907,550)
Mark to market changes	107,574

Derivative liabilities as of December 31, 2020	$517,366